Finance lease obligations - Additional Information (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Capital Lease Obligations [Abstract]
Capital lease obligation - current	$ 14,029	$ 13,508
Capital lease obligation - non current	226,499	$ 233,625
Total	$ 240,528